Quarterly Holdings Report
for
Fidelity Advisor® Energy Fund
October 31, 2025
ANR-NPRT1-1225
1.809101.122
Common Stocks - 99.8%
	Shares	Value ($)
CANADA - 9.2%
Energy - 9.2%
Oil, Gas & Consumable Fuels - 9.2%
Canadian Natural Resources Ltd	1,207,800	38,639,611
Cenovus Energy Inc	2,483,800	41,970,739
Imperial Oil Ltd (a)	22,600	1,998,880

TOTAL CANADA		82,609,230
FRANCE - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA	70,300	1,308,250
NORWAY - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Odfjell Drilling Ltd	338,156	2,720,805
UNITED KINGDOM - 3.5%
Energy - 3.5%
Energy Equipment & Services - 3.5%
Subsea 7 SA	54,900	1,002,690
TechnipFMC PLC	743,500	30,743,725

TOTAL UNITED KINGDOM		31,746,415
UNITED STATES - 86.7%
Energy - 83.7%
Energy Equipment & Services - 9.4%
Baker Hughes Co Class A	543,900	26,330,199
National Energy Services Reunited Corp (b)	2,267,071	28,610,436
SLB Ltd	803,518	28,974,859
		83,915,494
Oil, Gas & Consumable Fuels - 74.3%
Antero Resources Corp (b)	399,600	12,351,636
California Resources Corp	65,700	3,099,069
Cheniere Energy Inc	184,100	39,029,200
Chevron Corp	537,988	84,851,467
Chord Energy Corp	45,330	4,112,338
ConocoPhillips	260,250	23,125,815
Diamondback Energy Inc	168,800	24,170,472
Energy Transfer LP	2,375,600	39,981,348
Expand Energy Corp	101,300	10,465,303
Exxon Mobil Corp	1,942,371	222,129,548
Kinder Morgan Inc	160,500	4,203,495
Marathon Petroleum Corp	250,578	48,840,158
Northern Oil & Gas Inc	28,530	631,368
Occidental Petroleum Corp	438,800	18,078,560
Ovintiv Inc	413,500	15,510,385
Permian Resources Corp Class A	670,000	8,415,200
Phillips 66	93,118	12,677,085
Range Resources Corp	349,700	12,431,835
Targa Resources Corp	131,500	20,256,260
Valero Energy Corp	233,000	39,507,480
Venture Global Inc Class A (a)	490,900	4,207,013
Williams Cos Inc/The	272,500	15,769,575
		663,844,610
TOTAL ENERGY		747,760,104

Utilities - 3.0%
Independent Power and Renewable Electricity Producers - 3.0%
Vistra Corp	141,800	26,700,940
TOTAL UNITED STATES		774,461,044
TOTAL COMMON STOCKS (Cost $497,072,111)		892,845,744

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.18	2,457,296	2,457,787
Fidelity Securities Lending Cash Central Fund (c)(d)	4.18	3,025,117	3,025,420
TOTAL MONEY MARKET FUNDS (Cost $5,483,207)			5,483,207

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $502,555,318)	898,328,951
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(3,932,520)
NET ASSETS - 100.0%	894,396,431

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	128,636	26,843,736	24,514,647	8,474	62	-	2,457,787	2,457,296	0.0%
Fidelity Securities Lending Cash Central Fund	2,563,100	116,009,896	115,547,575	12,717	-	(1)	3,025,420	3,025,117	0.0%
Total	2,691,736	142,853,632	140,062,222	21,191	62	(1)	5,483,207

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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